EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-A
Monthly Servicer's Statement
for the month ended March 31, 2014
Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	35.89%
From	01-Mar-14	17-Mar-14	15-Apr-14	Floating Allocation Percentage at Month-End	81.34%
To	31-Mar-14	15-Apr-14
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,257,900,000.00

Required Participation Amount	$1,257,900,000.00		Accumulation Account
Excess Receivables	$531,933,451.31		Beginning	-

Total Collateral	$1,789,833,451.31		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	178.98%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	0.155000%
Beginning Gross Principal Pool Balance	$4,837,198,051.91		Applicable Margin	0.470000%
Total Principal Collections	$(2,570,448,150.77)			0.625000%
Investment in New Receivables	$2,781,941,516.42
Receivables Added for Additional Accounts	$481,097,623.61			Actual	Per $1000
Repurchases	$0.00		Interest	503,472.22	0.50
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.50
Less Net CMA Offset	$(537,579,656.73)
Less Servicing Adjustment	$(5,526,706.28)		Total Due Investors	503,472.22	0.625000%
Ending Balance	$4,986,682,678.16		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,350,731.34
SAP for Next Period	35.89%

Average Receivable Balance	$4,647,973,773.62
Monthly Payment Rate	55.30%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,941,690.17
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,941,690.17